Accounts receivable (Details) - Dec. 31, 2023 SFr in Thousands, $ in Millions	CHF (SFr)	USD ($)
Disclosure of financial assets [line items]
Accounts receivable | SFr	SFr 14,800
J&J Innovative Medicine
Disclosure of financial assets [line items]
Accounts receivable | $		$ 14.8